Shareholders' Equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 5,309	€ 6,248	€ 4,352
Gross revaluation	(21,586)	(3,930)	5,728
Shadow accounting adjustment	6,407	2,759	(2,738)
Net (gains) / losses transferred to income statement	742	(450)	13
Disposal of a business	14
Net (gains) / losses transferred to retained earnings			0
Foreign currency translation differences	413	362	(443)
Tax effect	3,178	322	(664)
Transfers to disposal groups	0
Other	7	(1)
Ending balance	(5,516)	5,309	6,248
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,100	1,197	1,502
Gross revaluation	(66)	(122)	(141)
Shadow accounting adjustment	0	0	0
Net (gains) / losses transferred to income statement	(126)	(106)	(106)
Net (gains) / losses transferred to retained earnings			0
Foreign currency translation differences	74	84	(111)
Tax effect	42	47	54
Transfers to disposal groups	0
Ending balance	1,024	1,100	1,197
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	6,442	7,480	5,873
Gross revaluation	(21,653)	(4,057)	5,607
Shadow accounting adjustment	6,407	2,759	(2,738)
Net (gains) / losses transferred to income statement	600	(556)	(94)
Disposal of a business	14
Net (gains) / losses transferred to retained earnings			0
Foreign currency translation differences	487	447	(556)
Tax effect	3,219	370	(612)
Transfers to disposal groups	0
Other	7	(1)
Ending balance	(4,477)	6,442	7,480
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	32	35	19
Gross revaluation	(1)	(4)	20
Shadow accounting adjustment	0	0	0
Net (gains) / losses transferred to income statement	(16)	0	0
Net (gains) / losses transferred to retained earnings			0
Foreign currency translation differences	0	1	(2)
Tax effect	0	1	(2)
Transfers to disposal groups	0
Ending balance	€ 15	€ 32	€ 35